Financial Risk Management Objectives and Policies - Foreign Currency Risk Exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 2,939,187	$ 908,077	$ 997,315	$ 843,978
Loans and borrowings	(2,013,099)	(2,337,955)	$ (2,729,167)
Currency risk | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables and prepayments	160,684	141,603
Cash and cash equivalents	45,178	54,043
Loans and borrowings	(14,361)	(26,992)
Trade and other payables	(253,558)	(150,127)
Total financial liabilities	(62,057)	18,527
Currency risk | JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables and prepayments	315	353
Cash and cash equivalents	1,922	2,150
Loans and borrowings	0	0
Trade and other payables	(72,867)	(13,820)
Total financial liabilities	(70,630)	(11,317)
Currency risk | Singapore, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Receivables and prepayments	12,573	12,020
Cash and cash equivalents	3,924	8,531
Loans and borrowings	(90,912)	42
Trade and other payables	(147,284)	(65,966)
Total financial liabilities	$ (221,699)	$ (45,373)